Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade and other receivables	₽ 6,162	₽ 8,042
Cash receivable from agents
Trade and other receivables
Trade and other receivables	2,748	3,937
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	2,678	2,959
Commissions receivable
Trade and other receivables
Trade and other receivables	137	538
Advances issued
Trade and other receivables
Trade and other receivables	379	275
Other receivables
Trade and other receivables
Trade and other receivables	220	333
Gross carrying amount
Trade and other receivables
Trade and other receivables	6,451	8,408
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	2,947	4,207
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	2,690	2,975
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables	158	559
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	380	287
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	276	380
Loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(289)	(366)
Loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(199)	(270)
Loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(12)	(16)
Loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables	(21)	(21)
Loss allowance / Impairment | Advances issued
Trade and other receivables
Trade and other receivables	(1)	(12)
Loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	₽ (56)	₽ (47)